Securities - Additional Information (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017 USD ($) security	Sep. 30, 2016 USD ($)	Sep. 30, 2017 USD ($) security	Sep. 30, 2016 USD ($)	Dec. 31, 2016 USD ($) security	Dec. 31, 2015 USD ($)
Schedule Of Investments [Line Items]
Trading securities	$ 0		$ 0		$ 0	$ 0
Investment securities with unrealized losses | security	113		113		130
Investment securities with continuous unrealized loss position for twelve consecutive months or longer | security	1		1		2
Net gains or (losses) reclassified from accumulated other comprehensive income (loss) into earnings	$ 0	$ 802,000	$ 8,000	$ 3,200,000	$ 3,200,000	3,100,000
Carrying amount of securities pledged as collateral	226,000,000		226,000,000		178,600,000	144,500,000
Federal Home Loan Bank Advances
Schedule Of Investments [Line Items]
Carrying amount of securities pledged as collateral	0		0		58,700,000	0
Public Fund Deposits
Schedule Of Investments [Line Items]
Carrying amount of securities pledged as collateral	189,900,000		189,900,000		93,200,000	128,400,000
Customer Repurchase Agreements
Schedule Of Investments [Line Items]
Carrying amount of securities pledged as collateral	$ 35,900,000		$ 35,900,000		$ 19,900,000	$ 16,000,000
Minimum
Schedule Of Investments [Line Items]
Percentage of amortized cost for which investments in unrealized loss position exceeds	5.00%		5.00%		5.00%
Percentage of shareholders equity for which securities holdings exceeds for no issuer other than U.S. Government and agencies	10.00%		10.00%		10.00%	10.00%